Stock Incentive Plan Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock-based Compensation

9. Equity Incentive Plans

Stock Award Plans

The Company maintains a 2016 Equity Incentive Plan (the “2016 Plan”), which provides for the issuance of incentive share awards in the form of non-qualified and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards and performance-based stock awards. The awards may be granted by the Company’s Board of Directors to its employees, directors and officers and to consultants, agents, advisors and independent contractors who provide services to the Company or to a subsidiary of the Company. The exercise price for stock options must not be less than the fair market value of the underlying shares on the date of grant. Stock options expire no later than ten years from the date of grant and generally vest and typically become exercisable over a four-year period following the date of grant. Upon the exercise of stock options, the Company issues the resulting shares from shares reserved for issuance under the 2016 Plan. Under the 2016 Plan, the number of shares authorized for issuance automatically increases annually beginning January 1, 2017 and through January 1, 2026. The 2016 Plan was most recently amended and restated by the Board of Directors effective as of May 8, 2019 to reflect (i) the name change of AmpliPhi Biosciences Corporation to “Armata Pharmaceuticals, Inc.”, and (ii) the one-for-fourteen reverse stock split.

In connection with the Merger, the Company assumed the C3J Jian, Inc. Amended 2006 Stock Option Plan (the “Assumed 2006 Plan”) and the C3J Therapeutics, Inc. 2016 Stock Plan (the “Assumed 2016 Plan”). These plans provided for stock option and restricted stock awards (“RSAs”) to C3J employees in years prior to the merger with AmpliPhi. The number of shares subject to each outstanding stock option and RSA under those assumed plans, along with the exercise price of stock options, were equitably adjusted pursuant to the terms of the plans to reflect the impact of the Merger and the one-for-fourteen reverse stock split, in each case in a manner intended to preserved the then-current intrinsic value of the awards. No additional awards will be made under either plan. The assumed C3J stock options were substantially vested and expensed as of the merger date. Vesting of the assumed C3J RSAs is based on the occurrence of a public liquidity event, or a change in control. In the event of a public liquidity event, service or milestone based vesting schedules begins. Service periods are generally two to four years. In the event of a change in control, 100% vesting occurs upon the closing of such an event. The merger with AmpliPhi constituted a public liquidity event and triggered the start of vesting of RSAs.

Stock-based Compensation

The Company estimates the fair value of stock options with performance and service conditions using the Black-Scholes valuation model. Compensation expense related to stock options granted is measured at the grant date based on the estimated fair value of the award and is recognized on the accelerated attribution method over the requisite service period.

The assumptions used in the Black-Scholes model are presented below:

	Nine Months Ended September 30,
	2019	2018
Risk-free interest rate	1.71 to 2.23%	-%
Expected volatility	89.26 to 90.43%	-%
Expected term (in years)	5.75 to 6.25	-
Expected dividend yield	0%	-%

The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. Expected volatility is based on the historical volatility of Armata and peer companies’ common stock. The expected term represents the period that the Company expects its stock options to be outstanding. The expected term assumption is estimated using the simplified method set forth in the SEC Staff Accounting Bulletin 110, which is the mid-point between the option vesting date and the expiration date. For stock options granted to parties other than employees or directors, the Company elects, on a grant by grant basis, to use the expected term or the contractual term of the option award. The Company has never declared or paid dividends on its common stock and has no plans to do so in the foreseeable future. Forfeitures are recognized as a reduction of stock-based compensation expense as they occur.

The tables below summarize the total stock-based compensation expense included in the Company’s consolidated statements of operations for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Research and development	$358,000	$1,000	$609,000	$8,000
General and administrative	2,140,000	7,000	2,615,000	39,000
Total stock-based compensation	$2,498,000	$8,000	$3,224,000	$47,000

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Expense related to RSA's issued prior to Merger and vesting beginning on Merger closing date	$892,000	$-	$1,468,000	$-
Acceleration of RSA expense in connection with executive severance	1,244,000	-	1,244,000	-
Expense related to vesting of stock options issued under the Company's stock plans	362,000	8,000	512,000	47,000
Total stock based compensation expense	$2,498,000	$8,000	$3,224,000	$47,000

Stock option transactions during the nine months ended September 30, 2019 are presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value
Outstanding at December 31, 2018	136,463	$36.31	5.02	—
Assumed in the Merger	52,602	56.60		—
Granted	1,179,825	3.17		1,549,000
Forfeited/Cancelled	(57,394)	13.16		—
Outstanding at September 30, 2019	1,311,496	$8.32	9.04	1,507,000
Vested and expected to vest at September 30, 2019	1,311,496	$8.32	9.04	$1,507,000
Exercisable at September 30, 2019	156,858	$44.52	4.66	$—

Restricted stock award transactions under the Assumed 2016 Plan during the nine months ended September 30, 2019 are presented below:

		Weighted Avg
		Grant Date
	Shares	Fair Value
Outstanding at December 31, 2018	416,856	$29.17
Granted	—	—
Forfeited/Cancelled	(32,714)	-
Issued as Common Stock	(29,108)	-
Outstanding at September 30, 2019	355,034	$29.25

 The aggregate intrinsic value of options at September 30, 2019 is based on the Company’s closing stock price on that date of $3.70 per share. As of September 30, 2019, there was $8.7 million of total unrecognized compensation expense related to unvested stock options and RSAs, which the Company expects to recognize over the weighted average remaining period of 2.1 years.

Shares Reserved For Future Issuance

As of September 30, 2019, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Stock options outstanding	1,311,496
Employee stock purchase plan	5,462
Available for future grants under the 2016 Plan	38,974
Warrants outstanding	1,854,262
Total shares reserved	3,210,194

AmpliPhi Biosciences Corporation [Member]
Stock-based Compensation

10. Stock-based Compensation

In June 2016, the Company’s stockholders approved the Company’s 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan provides for the issuance of incentive awards in the form of non-qualified and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards and performance-based stock awards. The awards may be granted by the Company’s board of directors to its employees, directors and officers and to consultants, agents, advisors and independent contractors who provide services to the Company or to a subsidiary of the Company. The exercise price for stock options must not be less than the fair market value of the underlying shares on the date of grant. Stock options expire no later than ten years from the date of grant and generally vest and typically become exercisable over a four-year period following the date of grant. Upon the exercise of stock options, the Company issues the resulting shares from shares reserved for issuance under the 2016 Plan. Under the 2016 Plan, the number of shares authorized for issuance automatically increases annually beginning January 1, 2017 and through January 1, 2026.

The Company estimates the fair value of stock options with performance and service conditions on the date of grant using the Black-Scholes valuation model. The assumptions used in the Black-Scholes model are presented below:

	Year ended December 31,
	2018	2017
Risk-free interest rate	2.74 to 2.99%	1.27 to 2.36%
Expected volatility	121 to 126%	117 to 144%
Expected term (in years)	6.02	2.0 to 9.1
Expected dividend yield	0%	0%

The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. Expected volatility is based on the historical volatility of the Company’s common stock. The expected term represents the period that the Company expects its stock options to be outstanding. The expected term assumption is estimated using the simplified method set forth in the SEC Staff Accounting Bulletin 110, which is the mid-point between the option vesting date and the expiration date. For stock options granted to parties other than employees or directors, the Company elects, on a grant by grant basis, to use the expected term or the contractual term of the option award. The Company has never declared or paid dividends on its common stock and has no plans to do so in the foreseeable future. Forfeitures are recognized as a reduction of stock-based compensation expense as they occur.

Stock options issued to non-employees other than directors are accounted for at their estimated fair values measured at the grant date using the Black-Scholes valuation model. The stock-based compensation expense related to the grant of stock options to non-employees was not significant for the years ended December 31, 2018 and 2017.

The table below summarizes the total stock-based compensation expense included in the Company’s consolidated statements of operations for the periods presented:

	Year Ended December 31,
	2018	2017

Research and development	$326,000	$171,000
General and administrative	152,000	529,000
Total stock-based compensation	$478,000	$700,000

Stock option transactions during the years ended December 31, 2018 and 2017 are presented below:

	Options Outstanding
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value
Outstanding at December 31, 2016	74,890	$64.50	8.65
Granted	1,070,572	1.22
Forfeited/Cancelled	(29,597)	87.87
Outstanding at December 31, 2017	1,115,865	3.17	8.98
Granted	37,500	1.18
Forfeited/Cancelled	(3,300)	11.54
Outstanding at December 31, 2018	1,150,065	$3.08	8.03	$—
Vested and expected to vest at December 31, 2018	864,952	$3.79	7.78	$—
Exercisable at December 31, 2018	402,642	$5.86	6.73	$—

The aggregate intrinsic value of options at December 31, 2018 is based on the Company’s closing stock price on that date of $0.21 per share. As of December 31, 2018, there was $630,000 of total unrecognized stock-based compensation expense related to unvested stock options and the weighted average period over which this cost is expected to be recognized is approximately 2.0 years.

Shares Reserved For Future Issuance

As of December 31, 2018, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Stock options outstanding	1,150,065
Employee stock purchase plan	46,472
Available for future grants under the 2016 Plan	446,226
Warrants	26,961,187
Total shares reserved	28,603,950

C3J [Member]
Stock-based Compensation

11.    Stock-based Compensation

On February 26, 2016, The Company established the 2016 Stock Plan (“2016 Plan”) to supplement its prior stock plan (“2006 Plan”). The purpose of the 2016 Plan is to provide an incentive in the form of equity awards to attract, retain and reward persons performing services for the Company. Equity awards under the 2016 Plan can be made in the form of stock options, restricted stock awards (“RSA’s”) or restricted stock unit awards (“RSU’s”). Stock options outstanding under the 2006 Plan will remain outstanding until exercised or forfeited, with forfeited shares reducing the total shares available for grant under the 2006 Plan, and increasing the shares available for grant under the 2016 Plan by the same amount. As of December 31, 2018, the 2006 and 2016 Plans allow the Company to grant awards of up to an aggregate of 825,225 shares of common stock. A total of 271,875 shares remain available for grant under the 2016 Plan as of December 31, 2018.

The terms of restricted stock and stock option award agreements, including vesting requirements, are determined by our Board of Directors, subject to the provisions of the 2016 Plan. The fair value of the Company’s common stock at the date of grant is determined by the Company’s Board of Directors based on analyses performed by third party valuation specialists.

Vesting of RSA’s is based on the occurrence of a liquidity event, such as a public stock offering or change in control of the Company. In the event of a public stock offering, a service or milestone based vesting schedule then begins. Service periods are generally 2‑4 years. In the event of a change in control, 100% vesting occurs upon the closing of such an event. Because the probability of a liquidity event is outside of the Company’s control and therefore not considered to be probable, no expense was recorded for the RSA’s during 2018 or 2017. Expense will be recorded in the future when a liquidity event is deemed as probable in management’s judgment.

The exercise price of nonqualified and incentive stock options is set at fair value of the common stock at the date of grant. Stock options granted and outstanding under the plan generally begin to vest 25% after the first year anniversary and then monthly for the remaining three years of vesting. Option grants expire ten years from issuance, and are conditioned upon continued employment during the vesting period. Compensation expense on stock options was $46,000 and $273,000 during the years ended December 31, 2018 and 2017, respectively.

The Company estimates the fair value of stock options with performance and service conditions on the date of grant using the Black-Scholes valuation model. The assumptions used in the Black-Scholes model are presented below:

	Year ended December 31,
	2018	2017
Risk-free interest rate	—%	1.97%
Expected volatility	—%	106%
Expected term (in years)	—	6.25
Expected dividend yield	—%	0%

The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. Expected volatility is based on the historical volatility of the Company’s common stock. The expected term represents the period that the Company expects its stock options to be outstanding. The expected term assumption is estimated using the simplified method set forth in the SEC Staff Accounting Bulletin 110, which is the mid-point between the option vesting date and the expiration date. For stock options granted to parties other than employees or directors, the Company elects, on a grant by grant basis, to use the expected term or the contractual term of the option award. The Company has never declared or paid dividends on its common stock and has no plans to do so in the foreseeable future. Forfeitures are recognized as a reduction of stock-based compensation expense as they occur.

Stock options issued to non-employees other than directors are accounted for at their estimated fair values measured at the grant date using the Black-Scholes valuation model. The stock-based compensation expense related to the grant of stock options to non-employees was not significant for the years ended December 31, 2018 and 2017.

The table below summarizes the total stock-based compensation expense included in the Company’s consolidated statements of operations for the periods presented:

	Year Ended December 31,
	2018	2017
Research and development	$8,000	$169,000
General and administrative	38,000	104,000
Total stock-based compensation	$46,000	$273,000

Restricted stock award transactions during the years ended December 31, 2018 and 2017 are presented below:

		Weighted Average
		Grant Date
		Fair Value
	Shares	Per Share
Outstanding at December 31, 2016	436,742	$29.80
Granted	493	25.14
Forfeited/Cancelled	(16,352)	31.02
Outstanding at December 31, 2017	420,883	29.80
Granted	16,895	9.73
Forfeited/Cancelled	(20,907)	25.75
Outstanding at December 31, 2018	416,871	$29.19

As of December 31, 2018, there was total unrecognized stock-based compensation cost related to unvested restricted stock awards of $9.6 million, which will be expensed as appropriate under the awards’ vesting terms beginning when a liquidity event becomes probable.

Stock option transactions during the years ended December 31, 2018 and 2017 are presented below:

		Weighted Average
	Shares	Exercise Price
Outstanding at December 31, 2016	164,098	$36.29
Granted	493	38.11
Forfeited/Cancelled	(8,582)	37.50
Outstanding at December 31, 2017	156,009	36.08
Granted	—	—
Forfeited/Cancelled	(19,530)	35.07
Outstanding at December 31, 2018	136,479	$36.29
Vested and expected to vest at December 31, 2018	135,986	$36.29
Exercisable at December 31, 2018	136,160	$36.29

As of December 31, 2018, there was approximately $3,000 of total unrecognized stock-based compensation cost related to unvested stock options that is expected to be recognized over a weighted-average vesting period of 1.6 years.

Below is a summary of stock options outstanding as of December 31, 2018:

	Options Outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Exercise Price	Shares	Price	Term (Years)	Value
$27.37	20,718	$27.37	3.20	$—
$33.04	4,686	33.04	4.06	—
$38.11	111,074	38.11	5.40	—
Outstanding at December 31, 2018	136,478	$36.29	5.99	$—

The aggregate intrinsic value of options at December 31, 2018 is based the difference between the exercise price of the underlying options and the estimated fair market value of the Company’s common stock.